RELATED-PARTY TRANSACTIONS - Schedule of Transactions Between Related Parties (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Leases	R$ (11,531,853)	R$ (12,711,063)
Azorra
Disclosure of transactions between related parties [line items]
Maintenance reserves	51,901	15,418
Security deposits	49,711	52,840
ALAB
Disclosure of transactions between related parties [line items]
Leases	(462,611)	(295,954)
Interest incurred	R$ 12,897	R$ 57,615